UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                -----------------------

Check here if Amendment |_|; Amendment Number:________
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Solus Alternative Asset Management LP
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Address:   430 Park Avenue, 9th Floor
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           New York, NY  10022
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Form 13F File Number: 028-12919
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Lonetto
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Title:     Chief Legal Officer
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Phone:     212-284-4306
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Signature, Place, and Date of Signing:


        /s/ Joseph Lonetto         New York, New York       May 15, 2009
     ------------------------      --------------------    ---------------
             [Signature]              [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             28
                                               -------------

Form 13F Information Table Value Total:         4,579,244
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                                                (thousands)

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE

                                   TITLE OF                      VALUE       SHARES/  SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER                  CLASS          CUSIP        (x1000)      PRN AMT  PRN CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
-----------------------            --------      ---------     --------      -------  --- ----  ------- --------- ----- ------  ----
ASBURY AUTOMOTIVE GROUP INC        NOTE 3.000%
                                   9/1           043436AG9      1,760,000       4,000 Sh         Sole       No     Sole
DELTA AIR LINES INC DEL COM        COM           247361702     20,127,250   3,575,000 Sh         Sole       No     Sole
FEDERAL MOGUL CORP CL A            COM           313549404     23,305,184   3,488,800 Sh         Sole       No     Sole
Fibertower Corp                    NOTE 9.000%
                                   - 11/2012     31567RAC4      9,635,000      23,500 Sh         Sole       No     Sole
GeoEye Inc                         COM           37250W108     36,093,125   1,827,500 Sh         Sole       No     Sole
Hughes Communications Inc          COM           444398101     25,864,500   2,150,000 Sh         Sole       No     Sole
HSBC HLDGS PLC SPON ADR NEW        COM           404280406     21,094,450     747,500 Sh         Sole       No     Sole
HSBC HLDGS PLC SPON ADR NEW        COM           404280406    225,760,000   8,000,000     PUT    Sole       No     Sole
JPMorgan Chase & Co                COM           46625H100     36,547,500   1,375,000     PUT    Sole       No     Sole
Kohls Corporation                  COM           500255104     84,640,000   2,000,000     PUT    Sole       No     Sole
Loral Space & Communications Ltd.  COM           543881106     43,254,000   2,025,000 Sh         Sole       No     Sole
LINN ENERGY LLC UNIT LTD LIAB      COM           536020100     15,272,500     525,000 Sh         Sole       No     Sole
M&T BK CORP                        COM           55261F104     23,751,000     525,000 Sh         Sole       No     Sole
M&T BK CORP                        COM           55261F104    135,720,000   3,000,000     PUT    Sole       No     Sole
MAGNA INTL INC                     COM           559222401     53,500,000   2,000,000     PUT    Sole       No     Sole
Mirant Corporation                 COM           60467R100     45,144,559   3,960,049 Sh         Sole       No     Sole
Mirant Corporation                 COM           60467R100     26,790,000   2,350,000     CALL   Sole       No     Sole
Moodys Corporation                 COM           615369105     77,928,000   3,400,000     PUT    Sole       No     Sole
Morgan Stanley                     COM           617446448     22,770,000   1,000,000     PUT    Sole       No     Sole
Nextwave Wireless Inc.             COM           65337Y102      1,000,000   6,250,000 Sh         Sole       No     Sole
NRG Energy Inc.                    COM           629377508    246,840,000  14,025,000 Sh         Sole       No     Sole
SEMGROUP ENERGY PARTNERS
 L P COM UNIT LP                   COM           81662W108      5,102,500   1,570,000 Sh         Sole       No     Sole
Simon Property Group Inc           COM           828806109     69,280,000   2,000,000     PUT    Sole       No     Sole
SPDR TR UNIT SER 1                 COM           78462F103    238,560,000   3,000,000 Sh         Sole       No     Sole
SPDR TR UNIT SER 1                 COM           78462F103  2,942,240,000  37,000,000     PUT    Sole       No     Sole
Terrestar Corp                     COM           881451108      3,878,901   6,926,609 Sh         Sole       No     Sole
UAL Corp                           COM           902549807        985,600     220,000 Sh         Sole       No     Sole
Wells Fargo & Co                   COM           949746101    142,400,000  10,000,000     PUT    Sole       No     Sole
Total                                                       4,579,244,069